Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Line Items]
Current taxes	$ 814	$ 817	$ 709
Deferred taxes	(57)	(14)	(52)
Income tax expense	757	803	657
Domestic Countries
Income Taxes [Line Items]
Current taxes	628	600	721
Deferred taxes	(43)	3	(80)
Foreign Countries
Income Taxes [Line Items]
Current taxes	186	217	(12)
Deferred taxes	$ (14)	$ (17)	$ 28